Principal Business Activity and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of property and equipment, net
	Years	Method
Computers and computer equipment	3	Double-declining balance
Office equipment	5	Double-declining balance
Furniture and fixtures	7	Straight-line

Schedule of finite-lived intangible assets
	Years	Method
Internal use software	3	Straight-line
Website development costs	3	Straight-line